[front cover]

Annual Report July 31, 2001

Oppenheimer
Trinity Growth Fund

[logo]OppenheimerFunds/r/
The Right Way to Invest

[inside front cover]

REPORT HIGHLIGHTS

CONTENTS
1. Letter to Shareholders
2. An Interview with your
Fund's Managers
5. Fund Performance
9. Financial Statements
27.Independent Auditors'
Report
28. Federal Income Tax
Information
29. Officers and Trustees

FUND OBJECTIVE
Oppenheimer Trinity Growth Fund seeks capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS*
For the 1-Year Period Ended 7/31/01
                Without         With
                Sales Chg.      Sales Chg.
Class A         -31.03%         -34.99%
Class B         -31.60          -35.02
Class C         -31.54          -32.22
Class Y         -30.80              --




SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

* See Notes on page 8 for further details.

LETTER TO SHAREHOLDERS

[photo]
JOHN V. MURPHY
Chairman,
President and
Chief Executive Officer
OppenheimerFunds, Inc.


DEAR SHAREHOLDER,
It is a pleasure to greet you in my new role as Chairman,President and Chief Executive Officer of OppenheimerFunds. I'm honored to take on this new leadership role, after having served OppenheimerFunds in the capacity of President and Chief Operating Officer since August of 2000.

I'd also like to acknowledge the contributions of Bridget A. Macaskill,whose vision and efforts have helped build OppenheimerFunds' reputation as a premier investment firm.During her tenure as Chief Executive Officer, Bridget made tremendous contributions to both the firm and to our fund shareholders. Her extraordinary commitment has positioned OppenheimerFunds for a very bright future, and I thank her for that.

Our ongoing mission is to provide outstanding investment solutions for our customers.We will continue to strive to deliver products and services that help keep you at the forefront of the markets. In partnership with financial advisors, this approach has enabled OppenheimerFunds to help investors pursue their financial goals for more than 40 years.

While the past year has proven to be challenging in the financial markets,we assure you that our commitment to investment excellence has never been stronger. With this commitment and a clear vision, we are confident that we will meet the challenges that lie ahead.Thank you for your ongoing confidence in OppenheimerFunds, The Right Way to Invest.

Sincerely,

/s/John V. Murphy
John V.Murphy
August 21, 2001


1 Oppenheimer Trinity Growth Fund

AN INTERVIEW WITH YOUR FUND'S MANAGERS

PORTFOLIO MANAGERS
Blake Gall
Sue Mathias

HOW WOULD YOU CHARACTERIZE OPPENHEIMER TRINITY GROWTH FUND'S PERFORMANCE DURING THE 12-MONTH PERIOD ENDED JULY 31, 2001?

The past year proved a volatile and challenging period for most broad equity markets, particularly those focused on growth.While we would have preferred to deliver positive returns, our disciplined, bottom-up stock selection process enabled us generally to keep pace with our benchmark, the S&P 500/BARRA Growth Index.

WHAT MADE THIS SUCH A CHALLENGING PERIOD?
Slowing U.S. economic growth drove most broad stock indices lower, including the Dow Jones Industrial Average and Nasdaq Composite Index, as well as the Fund's benchmark, the S&P 500/BARRA Growth Index.The downturn was concentrated in technology stocks, which had been the focus of market strength during most of the previous 12-month period. Several of the largest, most successful technology stocks of the recent past, including Cisco Systems, Inc., lost more than half of their value over the past year.While many growth-oriented stocks in a variety of other sectors, such as financials and healthcare, also experienced declines, these declines were generally milder than the drop in technology stocks.

HOW DID YOU MANAGE THE FUND IN LIGHT OF THESE CONDITIONS?
We maintained the disciplined management approach that is the hallmark of our investment strategy.That approach focuses on the stocks of large companies, including many of the best-known companies in the United States across a variety of industry sectors.We seek to avoid "style drift"by investing in stocks listed in our benchmark, and by allocating approximately the same percentage of the Fund's assets to each industry sector as the Index.Rather than emphasizing specific sectors,we strive to add value to the Fund and try to exceed the benchmark's performance by identifying and investing selectively in each industry's most attractive stocks.To that end,we employ a wide range of computerbased modeling tools to determine the most attractive prospects under prevailing market conditions.

Informed by the data generated by our models,we built a diversified portfolio of stocks during the past twelve months that reflected the sector weightings of the Index. As was the case with the Index, technology was by far the Fund's largest sector, averaging approximately 40% of assets during the last twelve months.Declines in this sector were responsible for almost all of the Fund's losses.Overall, our technology holdings suffered slightly greater declines than the corresponding component of the Index.However,we made up for our relatively weak performance in technology with stronger performance than our benchmark in the areas of healthcare, finance and consumer staples.

While the Index's healthcare stocks rose slightly during the period, the Fund's healthcare selections rose more significantly.We secured most of our gains in this sector from investments in drug companies such as American Home Products Corp. Likewise, the Fund strongly outperformed the Index in the financial sector, holding a relatively large percentage of better performing consumer finance stocks, such as Providian Financial Corp. Finally, our consumer staples investments scored impressive double-digit gains, versus a loss for the Index's consumer staples component.We derived most of these gains from investments in household products and food and beverage companies such as PepsiCo, Inc. However, because consumer staples represented only around 10% of the benchmark and the Fund during the past twelve months, our strong gains in this sector contributed modestly to our overall performance.

DID YOU IMPLEMENT ANY REFINEMENTS TO YOUR STOCK RANKING MODELS?
For decades,we've been employing quantitative models similar to those we use for the Fund. In the process of creating a systematic, highly disciplined method of building and managing portfolios across a wide range of market cycles and conditions,we have continually refined our approach.During the past year, for example,we added seven new revenuebased evaluation factors to our research library of approximately 50 stock ranking and valuation techniques. Our goal is to try to have the most effective stock selection engine possible by utilizing each valuation model to its full advantage,while also trying to limit the volatility.

2 Oppenheimer Trinity Growth Fund

[side quote]
"We made up for our relatively weak performance in technology with relatively strong performance in the areas of healthcare, finance and consumer staples."

WHAT IS YOUR OUTLOOK FOR THE FUTURE?
While disappointed with the impact of technology on the Fund's performance during the past year,we believe that declines in this sector and changes to the S&P 500/BARRA Growth Index may set the stage for lower levels of volatility and a broader base of market strength in coming months.At the end of 2000, technology represented more than half of the Index, approximately three times the size of the next largest sector.However,over the past 12 months the size of the technology group declined, partly due to drops in technology stock prices, and partly due to the latest annual reconstitution of the Index,which added more non-technology names in January 2001.As a result,by the first half of 2001, the technology sector accounted for only about 28% of the Index and the Fund--barely more than healthcare, and only about twice the percentage of consumer staples or consumer cyclicals.A greater balance among sectors means that volatility in the largest sector will have less effect on overall performance. In addition, the Index now comprises 154 names,compared to 112 at the end of 2000.We believe these changes bode well for the Fund, because our systematic valuation approach generally performs more effectively in broader,more stable market environments.

As for the current economic environment, it remains to be seen whether or not aggressive interest rate cuts by the Federal Reserve Board will lead to a recovery in the near future.We continue to maintain our unwavering focus on selecting attractive largecap stocks listed in the S&P 500/BARRA Growth Index.A merger with Oppenheimer Large Cap Growth Fund has also been proposed,which, upon shareholder approval,may provide shareholders the benefits of a lower expense ratio due to economies of scale.The Fund would be managed by the same team of managers and continue with the same investment objectives; a highly disciplined, long-term approach to investing,which is what makes Oppenheimer Trinity Growth Fund an important part of The Right Way to Invest.

3 Oppenheimer Trinity Growth Fund

AN INTERVIEW WITH YOUR FUND'S MANAGERS

[pie chart]
Sector Allocation (2)

Healthcare                      24.5%
Technology                      23.5
Capital Goods                   15.4
Consumer Staples                13.1
Consumer Cyclicals              12.7
Financial                        6.4
Communication Services           2.7
Utilities                        1.7


AVERAGE ANNUAL TOTAL RETURNS
For the 1-Year Period Ended 6/30/01(1)
                1-Year          Since Inception
Class A         -36.77%         -14.47%
Class B         -36.80          -14.32
Class C         -34.08          -12.39
Class Y         -32.77          -11.48

TOP TEN COMMON STOCK HOLDINGS(3)
Microsoft Corp.                         7.3%
Pfizer, Inc.                            6.8
General Electric Co.                    5.6
Wal-Mart Stores, Inc.                   5.0
Tyco International Ltd.                 4.9
International Business Machines Corp.   3.9
United Technologies Corp.               3.6
Johnson & Johnson                       3.6
Merck & Co., Inc.                       3.0
Cisco Systems, Inc.                     2.6



1. See Notes on page 8 for further details.
2.Portfolio is subject to change.Percentages are as of July 31, 2001, and are based on total market value of common stock holdings.
3.Portfolio is subject to change.Percentages are as of July 31, 2001, and are based on net assets.The Fund's investment strategy and focus can change over time.The mention of specific fund holdings does not constitute a recommendation by Oppenheimer Trinity Growth Fund or by OppenheimerFunds, Inc.

4 Oppenheimer Trinity Growth Fund

FUND PERFORMANCE

HOW HAS THE FUND PERFORMED? Below is a discussion,by the Manager, of the Fund's performance during its fiscal year ended July 31, 2001, followed by a graphical comparison of the Fund's performance to an appropriate broad-based market index.

MANAGEMENT'S DISCUSSION OF PERFORMANCE During the one-year period that ended July 31, 2001, the performance of Oppenheimer Trinity Growth Fund suffered from the impact of slowing U.S. economic growth on technology stocks,which declined sharply.The Fund's losses in technology exceeded those of its benchmark, the S&P 500/BARRA Growth Index.These losses were somewhat cushioned by the Fund's relatively strong performance in the healthcare, financial and consumer staples sectors.The Fund's results in these three sectors enabled us generally to keep pace with our benchmark.The Fund's portfolio holdings, allocations and management strategies are subject to change.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET
The graphs that follow show the performance of a hypothetical $10,000 investment in each Class of shares of the Fund held until July 31, 2001.The performance for Class A,B, C and Y shares is measured from inception on 9/1/99 to July 31, 2001. Because Class N shares of the Fund were first publicly offered on 3/1/01, no performance information on Class N shares is included.The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares and the applicable contingent deferred sales charge for Class B and Class C shares.The graphs assume that all dividends and capital gains distributions were reinvested in additional shares.

The Fund's performance is compared to the performance of the S&P BARRA Growth Index, a capitalization-weighted index comprised of stocks of the S&P 500 Index with higher book-to-price ratios relative to the S&P 500 Index as a whole.Each company of the S&P 500 Index is assigned to either the Value or Growth index so that the sum of the two indices reflects the total S&P 500. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes.The Fund's performance reflects the effects of Fund business and operating expenses.While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to those investments found in an index.

5 Oppenheimer Trinity Growth Fund

FUND PERFORMANCE

CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Trinity Growth Fund (Class A) and S&P 500/BARRA Growth Index

                Oppenheimer
                Trinity         S&P 500/BARRA
                Growth Fund     Growth Index
09/01/99             9,425              10,000
10/31/99             9,604              10,510
01/31/00            10,038              10,986
04/30/00            10,792              11,648
07/31/00            10,754              11,537
10/31/00             9,576              10,727
01/31/01             8,624               9,433
04/30/01             7,493               8,251
07/31/01             7,417               8,138

AVERAGE ANNUAL TOTAL RETURN OF CLASS A SHARES OF THE FUND AT 7/31/01(1)
1 YEAR -34.99%          SINCE INCEPTION -14.43%


CLASS B SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Trinity Growth Fund (Class B) and S&P 500/BARRA Growth Index

                Oppenheimer
                Trinity         S&P 500/BARRA
                Growth Fund     Growth Index
09/01/99            10,000              10,000
10/31/99            10,180              10,510
01/31/00            10,620              10,986
04/30/00            11,390              11,648
07/31/00            11,330              11,537
10/31/00            10,070              10,727
01/31/01             9,040               9,433
04/30/01             7,840               8,251
07/31/01             7,440               8,138

AVERAGE ANNUAL TOTAL RETURN OF CLASS B SHARES OF THE FUND AT 7/31/01(1)
1 YEAR -35.02%          SINCE INCEPTION -14.30%

6 Oppenheimer Trinity Growth Fund

CLASS C SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Trinity Growth Fund (Class C) and S&P 500/BARRA Growth Index

                Oppenheimer
                Trinity         S&P 500/BARRA
                Growth Fund     Growth Index
09/01/99            10,000              10,000
10/31/99            10,180              10,510
01/31/00            10,610              10,986
04/30/00            11,380              11,648
07/31/00            11,320              11,537
10/31/00            10,060              10,727
01/31/01             9,040               9,433
04/30/01             7,840               8,251
07/31/01             7,750               8,138

AVERAGE ANNUAL TOTAL RETURN OF CLASS C SHARES OF THE FUND AT 7/31/01(1)
1 YEAR -32.22%          SINCE INCEPTION -12.45%


CLASS Y SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Trinity Growth Fund (Class Y) and S&P 500/BARRA Growth Index

                Oppenheimer
                Trinity         S&P 500/BARRA
                Growth Fund     Growth Index
09/01/99            10,000              10,000
10/31/99            10,200              10,510
01/31/00            10,660              10,986
04/30/00            11,470              11,648
07/31/00            11,430              11,537
10/31/00            10,190              10,727
01/31/01             9,180               9,433
04/30/01             7,980               8,251
07/31/01             7,910               8,138

AVERAGE ANNUAL TOTAL RETURN OF CLASS Y SHARES OF THE FUND AT 7/31/01(1)
1 YEAR -30.80%          SINCE INCEPTION -11.51%


The performance information for the S&P 500/BARRA Growth Index in the graphs begins on 8/31/99 for all classes.
1. See page 8 for further details.
Past performance cannot guarantee future results. Graphs are not drawn to same scale.

7 Oppenheimer Trinity Growth Fund

NOTES

IN REVIEWING PERFORMANCE AND RANKINGS, PLEASE REMEMBER THAT PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. BECAUSE OF ONGOING MARKET VOLATILITY, THE FUND'S PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATIONS, AND CURRENT PERFORMANCE MAY BE LESS THAN THE RESULTS SHOWN. FOR MONTHLY UPDATES ON THE FUND'S PERFORMANCE, VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM.

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown.The Fund's total returns shown do not show the effects of income taxes on an individual's investment.Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. The Fund's portfolio managers are employed by the Fund's sub-advisor,Trinity Investment Management Corporation, an affiliate of OppenheimerFunds, Inc., the Fund's investment manager. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus.To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.525.7048 or visit OppenheimerFunds internet website at WWW.OPPENHEIMERFUNDS.COM. Read the prospectus carefully before you invest or send money.

The inception date of CLASS A, B, C and Y shares is 9/1/99.

Unless otherwise noted, CLASS A total returns are shown net of the applicable 5.75% maximum initial sales charge.

Unless otherwise noted, CLASS B total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year) and 4%(inception-of-class). Class B shares are subject to an annual 0.75% asset-based sales charge.

Unless otherwise noted CLASS C total returns are shown net of the 1% contingent deferred sales charge for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Because CLASS N shares of the Fund were first publicly offered on 3/1/01, no performance information on Class N shares is included in this report. Class N shares are offered only through retirement plans. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares are only offered to certain institutional investors under special agreement with the distributor.

An explanation of the different calculations of performance is in the Fund's Statement of Additional Information.

8 Oppenheimer Trinity Growth Fund



---------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                                                                               July 31, 2001

                                                                                                            MARKET VALUE
                                                                                         SHARES             SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
Common Stocks - 97.7%
---------------------------------------------------------------------------------------------------------------------
CAPITAL GOODS - 15.0%
---------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 5.6%
---------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                     10,300             $448,050
---------------------------------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES - 0.9%
---------------------------------------------------------------------------------------------------------------------
Allied Waste Industries, Inc.                                         (1)                 3,900               73,476
---------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 8.5%
---------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                   7,400              393,680
---------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                 4,000              293,600
                                                                                                       --------------
                                                                                                             687,280
---------------------------------------------------------------------------------------------------------------------
COMMUNICATION SERVICES - 2.7%
---------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-LONG DISTANCE - 1.7%
---------------------------------------------------------------------------------------------------------------------
Avaya, Inc.                                                           (1)                 9,700              121,541
---------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.                                             (1)                   400               11,312
                                                                                                       --------------
                                                                                                             132,853
---------------------------------------------------------------------------------------------------------------------
TELEPHONE UTILITIES - 1.0%
---------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                                                  1,700               76,551
---------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS - 12.4%
---------------------------------------------------------------------------------------------------------------------
CONSUMER SERVICES - 1.8%
---------------------------------------------------------------------------------------------------------------------
IMS Health, Inc.                                                                          3,800               97,660
---------------------------------------------------------------------------------------------------------------------
Omnicom Group, Inc.                                                                         500               43,685
                                                                                                       --------------
                                                                                                             141,345
---------------------------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT - 0.6%
---------------------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                                     1,000               51,610
---------------------------------------------------------------------------------------------------------------------
RETAIL:  GENERAL - 6.7%
---------------------------------------------------------------------------------------------------------------------
Kohl's Corp.                                                          (1)                 2,400              137,472
---------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                     7,200              402,480
                                                                                                       --------------
                                                                                                             539,952
---------------------------------------------------------------------------------------------------------------------
RETAIL:  SPECIALTY - 3.3%
---------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                                          3,900              196,443
---------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                         1,900               72,542
                                                                                                       --------------
                                                                                                             268,985
---------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES - 12.8%
---------------------------------------------------------------------------------------------------------------------
BEVERAGES - 4.2%
---------------------------------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                                                 1,000               43,310
---------------------------------------------------------------------------------------------------------------------
Coca-Cola Co. (The)                                                                       2,300              102,580
---------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                             4,100              191,183
                                                                                                       --------------
                                                                                                             337,073
---------------------------------------------------------------------------------------------------------------------
FOOD - 4.4%
---------------------------------------------------------------------------------------------------------------------
Campbell Soup Co.                                                                         1,400               38,304
---------------------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                                       1,400               61,572
---------------------------------------------------------------------------------------------------------------------
Hershey Foods Corp.                                                                       1,000               60,360
---------------------------------------------------------------------------------------------------------------------
Sysco Corp.                                                                               7,100              190,564
                                                                                                       --------------
                                                                                                             350,800
---------------------------------------------------------------------------------------------------------------------
FOOD & DRUG RETAILERS - 2.1%
---------------------------------------------------------------------------------------------------------------------
Kroger Co. (The)                                                      (1)                 4,100              108,076
---------------------------------------------------------------------------------------------------------------------
Walgreen Co.                                                                              1,900               64,030
                                                                                                       --------------
                                                                                                             172,106



 9  Oppenheimer Trinity Growth Fund


---------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (Continued)

                                                                                                          MARKET VALUE
                                                                                         SHARES           SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
Household Goods - 2.1%
---------------------------------------------------------------------------------------------------------------------
Gillette Co.                                                                                800           $   22,296
---------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                                      1,000               60,810
---------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                      1,200               85,224
                                                                                                       --------------
                                                                                                             168,330
---------------------------------------------------------------------------------------------------------------------
FINANCIAL - 6.2%
---------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 6.2%
---------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp.                                                               3,100              199,237
---------------------------------------------------------------------------------------------------------------------
Concord EFS, Inc.                                                     (1)                 2,800              160,664
---------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                  700               58,275
---------------------------------------------------------------------------------------------------------------------
Providian Financial Corp.                                                                 1,700               83,929
                                                                                                       --------------
                                                                                                             502,105
---------------------------------------------------------------------------------------------------------------------
HEALTHCARE - 24.0%
---------------------------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS - 21.8%
---------------------------------------------------------------------------------------------------------------------
American Home Products Corp.                                                              3,500              211,085
---------------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                                                  2,500              147,850
---------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                         5,400              292,140
---------------------------------------------------------------------------------------------------------------------
Lilly (Eli) & Co.                                                                         1,500              118,920
---------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                         3,500              237,930
---------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                             13,200              544,104
---------------------------------------------------------------------------------------------------------------------
Pharmacia Corp.                                                                           4,500              200,790
                                                                                                       --------------
                                                                                                           1,752,819
---------------------------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES - 2.2%
---------------------------------------------------------------------------------------------------------------------
Allergan, Inc.                                                                            1,400              105,406
---------------------------------------------------------------------------------------------------------------------
Cardinal Health, Inc.                                                                     1,000               73,630
                                                                                                       --------------
                                                                                                             179,036
---------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - 22.9%
---------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE - 4.5%
---------------------------------------------------------------------------------------------------------------------
Dell Computer Corp.                                                   (1)                 1,700               45,781
---------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                     3,000              315,630
                                                                                                       --------------
                                                                                                             361,411
---------------------------------------------------------------------------------------------------------------------
COMPUTER SERVICES - 0.5%
---------------------------------------------------------------------------------------------------------------------
Automatic Data Processing, Inc.                                                             800               40,760
---------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 11.4%
---------------------------------------------------------------------------------------------------------------------
Electronic Data Systems Corp.                                                             1,100               70,235
---------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                       (1)                 8,900              589,091
---------------------------------------------------------------------------------------------------------------------
Oracle Corp.                                                          (1)                 7,800              141,024
---------------------------------------------------------------------------------------------------------------------
Sabre Holdings Corp.                                                  (1)                   400               19,664
---------------------------------------------------------------------------------------------------------------------
Siebel Systems, Inc.                                                  (1)                 1,200               41,352
---------------------------------------------------------------------------------------------------------------------
Veritas Software Corp.                                                (1)                 1,400               59,374
                                                                                                       --------------
                                                                                                             920,740
---------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 3.3%
---------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.                                                   (1)                11,000              211,420
---------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                        (1)                   900               56,907
                                                                                                       --------------
                                                                                                             268,327
---------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 3.2%
---------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                               6,200              184,822
---------------------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                                   1,700               74,086
                                                                                                       --------------
                                                                                                             258,908


10  Oppenheimer Trinity Growth Fund


---------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (Continued)

                                                                                                          MARKET VALUE
                                                                                        SHARES            SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
Utilities - 1.7%
---------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 1.7%
---------------------------------------------------------------------------------------------------------------------
Calpine Corp.                                                         (1)                 3,800           $  136,762
                                                                                                     ----------------
Total Common Stocks (Cost $8,282,732)                                                                      7,869,279

                                                                                        PRINCIPAL
                                                                                        AMOUNT
---------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 0.5%
---------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Banc One Capital Markets, Inc.,
3.83%, dated 7/31/01, to be repurchased at $45,005 on 8/1/01, collateralized by U.S. Treasury Bonds, 5.25%--7.50%,
5/15/16--5/15/30, with a value of $23,240 and U.S. Treasury
Nts., 4.75%--7.875%, 1/31/02--11/15/08, with a value of $22,703
(Cost $45,000)                                                                          $45,000               45,000

---------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $8,327,732)                                              98.2%           7,914,279
---------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                             1.8              141,171
                                                                                   -------------     ----------------
NET ASSETS                                                                                100.0%          $8,055,450
                                                                                   =============     ================


1.  Non-income-producing security.

See accompanying Notes to Financial Statements.




11  Oppenheimer Trinity Growth Fund


--------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                                                                            July 31, 2001



-----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $8,327,732) - see accompanying statement                                              $7,914,279
-----------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                     287
-----------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                                     237,062
Shares of beneficial interest sold                                                                                     6,290
Interest and dividends                                                                                                 3,534
Other                                                                                                                  1,661
                                                                                                         --------------------
Total assets                                                                                                       8,163,113

-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payables and other liabilities:
Investments purchased                                                                                                 73,320
Legal, auditing and other professional fees                                                                           11,814
Shareholder reports                                                                                                    9,480
Shares of beneficial interest redeemed                                                                                 8,255
Transfer and shareholder servicing agent fees                                                                          1,228
Distribution and service plan fees                                                                                     1,209
Trustees' compensation                                                                                                   904
Other                                                                                                                  1,453
                                                                                                         --------------------
Total liabilities                                                                                                    107,663

-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                        $8,055,450
                                                                                                         ====================

-----------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
Paid-in capital                                                                                                  $11,219,330
-----------------------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                                         (830)
-----------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investment transactions                                                   (2,749,597)
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments                                                           (413,453)
                                                                                                         --------------------
Net assets                                                                                                        $8,055,450
                                                                                                         ====================





12  Oppenheimer Trinity Growth Fund


--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Continued)



-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$4,142,164 and 526,280 shares of beneficial interest outstanding)                                                      $7.87
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                                                            $8.35

-----------------------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $2,779,306
and 358,594 shares of beneficial interest outstanding)                                                                 $7.75

-----------------------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,068,899
and 137,994 shares of beneficial interest outstanding)                                                                 $7.75

-----------------------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $974
and 124 shares of beneficial interest outstanding)                                                                     $7.85

-----------------------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on
net assets of $64,107 and 8,105 shares of beneficial interest outstanding)                                             $7.91


See accompanying Notes to Financial Statements.






13  Oppenheimer Trinity Growth Fund


--------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS                                                                        For the Year Ended July 31, 2001



-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $29)                                                                  $62,417
-----------------------------------------------------------------------------------------------------------------------------
Interest                                                                                                              19,618
                                                                                                         --------------------
Total income                                                                                                          82,035

-----------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                                                       71,322
-----------------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                                                8,497
Class B                                                                                                               29,348
Class C                                                                                                               11,980
-----------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                                               14,855
Class B                                                                                                                8,903
Class C                                                                                                                3,385
Class N                                                                                                                    2
Class Y                                                                                                                    1
-----------------------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                                   21,933
-----------------------------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                                           21,830
-----------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                                 1,194
-----------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                              176
-----------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                  5,896
                                                                                                         --------------------
Total expenses                                                                                                       199,322
Less reduction to custodian expenses                                                                                    (176)
                                                                                                         --------------------
Net expenses                                                                                                         199,146

-----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                                                 (117,111)

-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments                                                                           (2,749,597)
-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on investments                                               (1,005,371)
                                                                                                         --------------------
Net realized and unrealized gain (loss)                                                                           (3,754,968)

-----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                             ($3,872,079)
                                                                                                         ====================


See accompanying Notes to Financial Statements.






14  Oppenheimer Trinity Growth Fund


--------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                           YEAR ENDED            PERIOD ENDED
                                                                                           JULY 31, 2001         JULY 31, 2000(1)
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)                                                                ($117,111)              ($48,361)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                   (2,749,597)                42,927
-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                       (1,005,371)               591,918
                                                                                  --------------------   --------------------
Net increase (decrease) in net assets resulting from operations                            (3,872,079)               586,484

-----------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
Net increase (decrease) in net assets resulting
from beneficial interest transactions:
Class A                                                                                      (793,668)             6,557,669
Class B                                                                                       654,866              3,180,449
Class C                                                                                       139,674              1,434,698
Class N                                                                                         1,000                     --
Class Y                                                                                        63,282                     75

-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
Total increase (decrease)                                                                  (3,806,925)            11,759,375
-----------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                        11,862,375                103,000 (2)
                                                                                  --------------------   --------------------
End of period (including accumulated net investment
loss of $830 for the year ended July 31, 2001)                                             $8,055,450            $11,862,375
                                                                                  ====================   ====================


1.  For the period from September 1, 1999 (inception of offering) to July 31,
2000.
2. Reflects the value of the Manager's initial seed money investment at August 18, 1999.

See accompanying Notes to Financial Statements.











15  Oppenheimer Trinity Growth Fund


--------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 CLASS A
                                                                 -----------------------------------
                                                                 YEAR ENDED JULY 31,
                                                                 2001              2000(1)
------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                             $11.41            $10.00
------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                                (.08)             (.03)
Net realized and unrealized gain (loss)                           (3.46)             1.44
                                                       -----------------------------------
Total income (loss) from investment operations                    (3.54)             1.41
------------------------------------------------------------------------------------------
Net asset value, end of period                                    $7.87            $11.41
                                                       ===================================

------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)                              (31.03)%          14.10%
------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                         $4,142            $7,088
------------------------------------------------------------------------------------------
Average net assets (in thousands)                                $5,375            $4,536
------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment loss                                               (0.86)%           (0.48)%
Expenses                                                           1.73%             1.50%
Expenses, net of reduction to custodian expenses                     N/A             1.47%
------------------------------------------------------------------------------------------
Portfolio turnover rate                                             168%              173%

1.  For the period from September 1, 1999 (inception of offering) to July 31,
2000.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.








16  Oppenheimer Trinity Growth Fund



--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   CLASS B
                                                                   --------------------------------------
                                                                   YEAR ENDED JULY 31,
                                                                   2001                 2000(1)
-----------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                               $11.33               $10.00
-----------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                                  (.14)                (.07)
Net realized and unrealized gain (loss)                             (3.44)                1.40
                                                         -----------------   ------------------
Total income (loss) from investment operations                      (3.58)                1.33
-----------------------------------------------------------------------------------------------
Net asset value, end of period                                      $7.75               $11.33
                                                         =================   ==================

-----------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)                                (31.60)%             13.30%
-----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                           $2,779               $3,298
-----------------------------------------------------------------------------------------------
Average net assets (in thousands)                                  $2,937               $1,639
-----------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment loss                                                 (1.71)%              (1.35)%
Expenses                                                             2.59%                2.37%
Expenses, net of reduction to custodian expenses                       N/A                2.34%
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                                               168%                 173%

1.  For the period from September 1, 1999 (inception of offering) to July 31,
2000.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.






17  Oppenheimer Trinity Growth Fund


---------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                               CLASS C
                                                               --------------------------------------
                                                               YEAR ENDED JULY 31,
                                                               2001                2000(1)
------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                           $11.32              $10.00
------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                              (.15)               (.06)
Net realized and unrealized gain (loss)                         (3.42)               1.38
                                                    ------------------   -----------------
Total income (loss) from investment operations                  (3.57)               1.32
------------------------------------------------------------------------------------------
Net asset value, end of period                                  $7.75              $11.32
                                                    ==================   =================

------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)                            (31.54)%            13.20%
------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                       $1,069              $1,475
------------------------------------------------------------------------------------------
Average net assets (in thousands)                              $1,199               $ 644
------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment loss                                             (1.73)%             (1.35)%
Expenses                                                         2.57%               2.37%
Expenses, net of reduction to custodian expenses                   N/A               2.34%
------------------------------------------------------------------------------------------
Portfolio turnover rate                                           168%                173%

1.  For the period from September 1, 1999 (inception of offering) to July 31,
2000.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.





18  Oppenheimer Trinity Growth Fund


--------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                    CLASS N
                                                                    -----------------
                                                                    PERIOD ENDED
                                                                    JULY 31, 2001(1)
--------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                                $8.05
--------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                                  (.06)
Net realized and unrealized gain (loss)                              (.14)
                                                         -----------------
Total income (loss) from investment operations                       (.20)
--------------------------------------------------------------------------
Net asset value, end of period                                      $7.85
                                                         =================

--------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)                                 (2.48)%
--------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                               $1
--------------------------------------------------------------------------
Average net assets (in thousands)                                      $1
--------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment loss                                                 (1.67)%
Expenses                                                             1.77%
Expenses, net of reduction to custodian expenses                      N/A
--------------------------------------------------------------------------
Portfolio turnover rate                                               168%


1.  For the period from March 1, 2001 (inception of offering) to July 31, 2001.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3.  Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.










19  Oppenheimer Trinity Growth Fund


---------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                     CLASS Y
                                                                     ---------------------------------------
                                                                     YEAR ENDED JULY 31,
                                                                     2001                 2000(1)
-------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                                 $11.43               $10.00
-------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                                    (.03)                (.02)
Net realized and unrealized gain (loss)                               (3.49)                1.45
                                                          ------------------   ------------------
Total income (loss) from investment operations                        (3.52)                1.43
-------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $7.91               $11.43
                                                          ==================   ==================

-------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)                                  (30.80)%             14.30%
-------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                                $64                   $1
-------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                        $1                   $1
-------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment loss                                                   (0.59)%              (0.36)%
Expenses                                                               1.39%                1.38%
Expenses, net of reduction to custodian expenses                         N/A                1.35%
-------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                 168%                 173%

1.  For the period from September 1, 1999 (inception of offering) to July 31,
2000.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.







20  Oppenheimer Trinity Growth Fund

NOTES TO FINANCIAL STATEMENTS



1.  SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer Trinity Growth Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

SECURITIES VALUATION Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

REPURCHASE AGREEMENTS The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

FEDERAL TAXES The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

As of July 31, 2001, the Fund had available for federal income tax purposes unused capital loss carryovers as follows:

EXPIRING
---------------------------------
2009            $        773,476




21  Oppenheimer Trinity Growth Fund

TRUSTEES' COMPENSATION The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended July 31, 2001, the Fund's projected benefit obligations were increased by $831, resulting in an accumulated liability of $831 as of July 31, 2001.

The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended July 31, 2001, amounts have been reclassified to reflect a decrease in paid-in capital of $116,281. Accumulated net investment loss was decreased by the same amount. Net assets of the Fund were unaffected by the reclassification.

INVESTMENT INCOME Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

SECURITY TRANSACTIONS Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

OTHER The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.









22  Oppenheimer Trinity Growth Fund

2.  SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                    YEAR ENDED JULY 31, 2001(1)            PERIOD ENDED JULY 31, 2000(2)
                                                      SHARES               AMOUNT            SHARES               AMOUNT
----------------------------------------------------------------------------------   ------------------------------------
CLASS A
Sold                                                 281,706          $ 2,603,725           778,646          $ 8,459,168
Dividends and/or distributions reinvested                 --                   --                --                   --
Redeemed                                            (376,826)          (3,397,393)         (167,246)          (1,901,499)
                                              ---------------   ------------------   ---------------   ------------------
Net increase (decrease)                             (95,120)          $  (793,668)           611,400         $ 6,557,669
                                              ===============   ==================   ===============   ==================

----------------------------------------------------------------------------------   ------------------------------------
CLASS B
Sold                                                 199,767          $ 1,799,561           451,367          $ 4,987,674
Dividends and/or distributions reinvested                 --                   --                --                   --
Redeemed                                           (132,322)           (1,144,695)         (160,318)          (1,807,225)
                                              ---------------   ------------------   ---------------   ------------------
Net increase (decrease)                               67,445          $   654,866           291,049          $ 3,180,449
                                              ===============   ==================   ===============   ==================

----------------------------------------------------------------------------------   ------------------------------------
CLASS C
Sold                                                 130,990          $ 1,146,589           188,719          $ 2,090,810
Dividends and/or distributions reinvested                 --                   --                --                   --
Redeemed                                           (123,273)           (1,006,915)          (58,542)            (656,112)
                                              ---------------   ------------------   ---------------   ------------------
Net increase (decrease)                                7,717          $   139,674           130,177          $ 1,434,698
                                              ===============   ==================   ===============   ==================

-------------------------------------------------------------------------------------------------------------------------
CLASS N
Sold                                                     124          $     1,000                --          $        --
Dividends and/or distributions reinvested                 --                   --                --                   --
Redeemed                                                  --                   --                --                   --
                                              ---------------   ------------------   ---------------   ------------------
Net increase (decrease)                                  124          $     1,000                --          $        --
                                              ===============   ==================   ===============   ==================

----------------------------------------------------------------------------------   ------------------------------------
CLASS Y
Sold                                                   7,999          $    63,294                 6          $        75
Dividends and/or distributions reinvested                 --                   --                --                   --
Redeemed                                                  --                  (12)               --                   --
                                              ---------------   ------------------   ---------------   ------------------
Net increase (decrease)                                7,999          $    63,282                 6          $        75
                                              ===============   ==================   ===============   ==================


1. For the year ended July 31, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering) to July 31, 2001, for Class N shares.
2. For the period from September 1, 1999 (inception of offering) to July 31,
2000.




23  Oppenheimer Trinity Growth Fund

3.       PURCHASES AND SALES OF SECURITIES
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 31, 2001, were $15,904,892 and $15,545,196, respectively.

As of July 31, 2001, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $8,327,732 was:

Gross unrealized appreciation                $  331,652
Gross unrealized depreciation                  (745,105)
                                             -----------
Net unrealized appreciation (depreciation)   $ (413,453)
                                             ===========

4.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES
MANAGEMENT FEES Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets in excess of $800 million. The Fund's management fee for the year ended July 31, 2001 was an annualized rate of 0.75%.

TRANSFER AGENT FEES OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed upon per account fee.

SUB-ADVISOR FEES The Manager pays Trinity Investment Management Corporation (the Sub-Advisor) based on the fee schedule set forth in the Prospectus. For the year ended July 31, 2001, the Manager paid $24,569 to the Sub-Advisor.

DISTRIBUTION AND SERVICE PLAN FEES Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

----------------- -------------- ----------------- ---------------- ----------------- --------------- ----------------
YEAR ENDED        AGGREGATE      CLASS A           COMMISSIONS ON   COMMISSIONS ON    COMMISSIONS     COMMISSIONS ON
                  FRONT-END      FRONT-END SALES   CLASS A SHARES   CLASS B SHARES    ON CLASS C      CLASS N SHARES
                  SALES          CHARGES           ADVANCED BY      ADVANCED BY       SHARES          ADVANCED BY
                  CHARGES ON     RETAINED BY       DISTRIBUTOR(1)   DISTRIBUTOR(1)    ADVANCED BY     DISTRIBUTOR(1)
                  CLASS A        DISTRIBUTOR                                          DISTRIBUTOR(1)
                  SHARES
----------------- -------------- ----------------- ---------------- ----------------- --------------- ----------------
July 31, 2001     $25,745        $8,017            $4,060           $41,941           $5,624          $--
----------------- -------------- ----------------- ---------------- ----------------- --------------- ----------------

1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

------------------- ---------------------- ----------------------- ----------------------- ------------------------
YEAR ENDED          CLASS A CONTINGENT     CLASS B CONTINGENT      CLASS C CONTINGENT      CLASS N CONTINGENT
                    DEFERRED SALES         DEFERRED SALES          DEFERRED SALES          DEFERRED SALES CHARGES
                    CHARGES RETAINED BY    CHARGES RETAINED BY     CHARGES RETAINED BY     RETAINED BY DISTRIBUTOR
                    DISTRIBUTOR            DISTRIBUTOR             DISTRIBUTOR
------------------- ---------------------- ----------------------- ----------------------- ------------------------
July 31, 2001       $--                    $8,070                  $222                    $--
------------------- ---------------------- ----------------------- ----------------------- ------------------------



24  Oppenheimer Trinity Growth Fund

The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

CLASS A SERVICE PLAN FEES Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the year ended July 31, 2001, payments under the Class A plan totaled $8,497, all of which were paid by the Distributor to recipients, and included $886 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

CLASS B, CLASS C AND CLASS N DISTRIBUTION AND SERVICE PLAN FEES Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.


-----------------------------------------------------------------------------------------------------------
DISTRIBUTION FEES PAID TO THE DISTRIBUTOR FOR THE YEAR ENDED JULY 31, 2001, WERE
AS FOLLOWS:
-----------------------------------------------------------------------------------------------------------
                                                                                    DISTRIBUTOR'S AGGREGATE
                                       AMOUNT          DISTRIBUTOR'S AGGREGATE      UNREIMBURSED EXPENSES
                    TOTAL PAYMENTS     RETAINED BY     UNREIMBURSED EXPENSES        AS % OF NET ASSETS OF
                    UNDER PLAN         DISTRIBUTOR     UNDER PLAN                   CLASS
------------------- ------------------ --------------- ---------------------------- -----------------------
CLASS B PLAN        $29,348            $25,087         $76,727                      2.76%
------------------- ------------------ --------------- ---------------------------- -----------------------
CLASS C PLAN         11,980              7,772          15,555                      1.46
------------------- ------------------ --------------- ---------------------------- -----------------------
CLASS N PLAN             --                 --              --                        --
------------------- ------------------ --------------- ---------------------------- -----------------------




25  Oppenheimer Trinity Growth Fund

5.  BANK BORROWINGS
The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings outstanding during the year ended or at July 31, 2001

6.  FUND REORGANIZATION
On April 12, 2001, the Board of Trustees approved the reorganization of Oppenheimer Trinity Growth Fund with and into Oppenheimer Large Cap Growth Fund. Shareholders of the Oppenheimer Trinity Growth Fund will be asked to approve a reorganization whereby shareholders would receive shares of Oppenheimer Large Cap Growth Fund. If shareholder approval is received, it is expected that the reorganization will occur during the fourth quarter of calendar 2001.






26  Oppenheimer Trinity Growth Fund

INDEPENDENT AUDITORS' REPORT



The Board of Trustees and Shareholders of Oppenheimer Trinity Growth Fund:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Trinity Growth Fund, including the statement of investments, as of July 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and the period from September 1, 1999 (inception of offering) to July 31, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2001, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Trinity Growth Fund as of July 31, 2001, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and the period from September 1, 1999 (inception of offering) to July 31, 2000, in conformity with accounting principles generally accepted in the United States of America.



KPMG LLP

Denver, Colorado
August 21, 2001







27  Oppenheimer Trinity Growth Fund

FEDERAL INCOME TAX INFORMATION  (Unaudited)



In early 2002, shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2001. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

















28  Oppenheimer Trinity Growth Fund

OPPENHEIMER TRINITY GROWTH FUND



     OFFICERS AND TRUSTEES     Leon Levy, Chairman of the Board of Trustees
                               Donald W. Spiro, Vice Chairman of the Board of
                                     Trustees
                               Robert G. Galli, Trustee
                               Phillip A. Griffiths, Trustee
                               Benjamin Lipstein, Trustee
                               Elizabeth B. Moynihan, Trustee
                               Kenneth A. Randall, Trustee
                               Edward V. Regan, Trustee
                               Russell S. Reynolds, Jr., Trustee
                               Clayton K. Yeutter, Trustee
                               Andrew J. Donohue, Secretary
                               Brian W. Wixted, Treasurer
                               Robert J. Bishop, Assistant Treasurer
                               Scott T. Farrar, Assistant Treasurer
                               Robert G. Zack, Assistant Secretary

     INVESTMENT ADVISOR        OppenheimerFunds, Inc.

     SUB-ADVISOR               Trinity Investment Management Corporation

     DISTRIBUTOR               OppenheimerFunds Distributor, Inc.

     TRANSFER AND              OppenheimerFunds Services
     SHAREHOLDER
     SERVICING AGENT

     CUSTODIAN OF              The Bank of New York
     PORTFOLIO SECURITIES

     INDEPENDENT AUDITORS      KPMG LLP

     LEGAL COUNSEL             Mayer, Brown & Platt


OPPENHEIMER FUNDS ARE DISTRIBUTED BY OPPENHEIMERFUNDS DISTRIBUTOR, INC., 6803 S. TUCSON WAY, ENGLEWOOD, CO 80112-3924


(C)COPYRIGHT 2001 OPPENHEIMERFUNDS, INC.  ALL RIGHTS RESERVED.








29  Oppenheimer Trinity Growth Fund

[back cover]

INFORMATION AND SERVICES

As an Oppenheimer fund shareholder, you can benefit from special services designed to make investing simple.Whether it's automatic investment plans, timely market updates, or immediate account access, you can count on us whenever you need assistance.(1) So call us today, or visit our website--we're here to help.

INTERNET

24-hr access to account information and transactions(2) www.oppenheimerfunds.com

GENERAL INFORMATION

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1.800.525.7048

TELEPHONE TRANSACTIONS

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PHONELINK(2)

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TRANSFER AND SHAREHOLDER SERVICING AGENT

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1.Automatic investment plans do not assure profit or protect against losses in declining markets.
2.At times the website or PhoneLink may be inaccessible or their transaction features may be unavailable.



RA0341.001.0701      September 29, 2001      [logo]OppenheimerFunds/r/
                                                         Distributor, Inc.